Derivative financial instruments - Interest rates (Details) - Derivatives	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	0.10%	(0.50%)	(0.50%)
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	4.70%	3.60%	2.40%